SUPPLEMENT DATED SEPTEMBER 13, 2012

FIRST INVESTORS LIFE SERIES FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2012

1. Under the heading of the table "OFFICERS WHO ARE NOT TRUSTEES” on page I-6, the following information is added:

OFFICERS WHO ARE NOT TRUSTEES
Name and Date of Birth	Position(s) held with Funds covered by this SAI and Length of Service*	Principal Occupation(s) During Past 5 Years
Derek Burke 8/4/63	President since August 2012
Director (since 2012) and President (since 2011) of First Investors Management Company, Inc., and Administrative Data Management Corp.; Board of Managers and Chief Executive Officer of First Investors Advisory Services, LLC (since 2012); Consultant, Burke Consulting (2010 - 2011); UBS - Managing Director, Co-Head of Investment Solutions (2009 - 2010); and UBS - Managing Director, Head of Institutional, Retirement and Fund Services (2004 - 2009).

William M. Lipkus 10/30/64	Vice President since August 2012
Chief Executive Officer (since 2012), President (since 2012), Treasurer (since 1999), Chief Financial Officer (since 1997) and Chief Administrative Officer (since 2012) of First Investors Consolidated Corporation; Chairman (since 2012), Director (since 2007), Chief Financial Officer (since 1998) and Chief Administrative Officer (since 2012) of First Investors Management Company, Inc.; Chairman (since 2012), Director (since 2012), Treasurer (since 1999), Chief Financial Officer (since 1997) and Chief Administrative Officer (since 2012) of First Investors Corporation; Chairman (since 2012), Director (since 2007), Treasurer (since 1998), Chief Financial Officer (since 1998) and Chief Administrative Officer (since 2012) of Administrative Data Management Corp.; and Vice President (since 1996), Treasurer (since 2008), Chief Financial Officer (since 1998) and Chief Administrative Officer (since 2012) of First Investors Life Insurance Company.

* Officers are elected and appointed by the Board for one-year terms.

2. All information related to Christopher H. Pinkerton in the Statement of Additional Information is deleted in its entirety.

3. On page II-60 under the heading “Retirement and Other Tax-Deferred Accounts”, the first sentence is deleted and replaced with the following language:

First Investors Corporation acts as custodian or trustee on certain retirement and tax-deferred accounts (such as IRAs, 403(b)s, 457s, or ESAs) that are opened and maintained through ADM on behalf of the custodian/trustee.

* * * * *

Please retain this Supplement for future reference.

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